    United States

                         Securities and Exchange Commission

                             Washington, D.C.  20549

                                  FORM   N-CSR

Certified Shareholder Report of Registered Management investment companies

                   Investment Company Act file number 811-06680

                                BHIRUD FUNDS INC.

               (Exact Name of Registrant as Specified in Charter)

                           c/o Bhirud Associates, Inc.

                      6 Thorndal Circle Suite 205, Darien, CT 06820

             (Address of Principal Executive Offices)     (Zip code)

       Telephone Number, including Area Code: (203) 662 - 6659

                                  SURESH BHIRUD

                             Bhirud Associates, Inc.

                      6 Thorndal Circle Suite 205, Darien, CT 06820

                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: January 31, 2011

Form N-CSR is to be used by management investment companies

to file reports with the Commission not later than 10 days

after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1

under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Commission may use the information provided on Form N-

CSR in its regulatory, disclosure review, inspection and

policymaking roles.

A registrant is required to disclose the information

specified by Form N-CSR, and the Commission will make this

information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR

unless the Form displays a currently valid Office of

Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information

collection burden estimate and any suggestions for reducing

the burden to Secretary, Securities and Exchange Commission,

450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB

has reviewed this collection of information under the

clearance requirements of 44 U.S.C. 3507.

Item 1.  Report to Stockholders.

The Apex Mid Cap Growth Fund

Semi-Annual Report

January 31, 2011

(Unaudited)

THE APEX MID CAP GROWTH FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2011 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

THE APEX MID CAP GROWTH FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 98.07%

Agricultural Chemicals - 1.45%
4,000	Rentech, Inc. *	$ 4,920

Agricultural Production - Crops - 0.86%
300	Origin Agritech Ltd. *	2,919

Agricultural Production - Livestock & Animal Specialties - 2.96%
4,000	Agfeed Industries, Inc. *	10,080

Air Transportation, Scheduled - 0.88%
500	Jetblue Airways Corp. *	3,000

Biological Products - 2.08%
200	Onyx Pharmaceuticals, Inc. *	7,057

Cable TV - 4.27%
1,500	TiVo, Inc. *	14,505

Computer Peripheral Equipment, NEC - 0.83%
500	Brocade Communications Systems, Inc. *	2,820

Computer Storage Devices - 3.71%
900	Seagate Technology, Inc. Plc *	12,600

Crude Petroleum & Natural Gas - 0.00%
200	GSV, Inc. *	2

Electrical Industrial Apparatus - 0.88%
4,000	Plug Power, Inc. *	3,004

Electromedical & Electrotherapeutic Apparatus - 0.37%
10,000	Trimedyne, Inc. *	1,250

Electronic Components, NEC - 2.83%
900	Power One, Inc. *	9,630

Electronics-Manufacturing Mach - 3.17%
3,000	Emcore Corp. *	4,140
100	Marvell Technology Group, Ltd. *	1,901
100	MEMC Electronic Materials, Inc. *	1,109
12	Verigy, Ltd. *	160
300	Yingli Green Energy Holding Co Ltd. ADR *	3,474
		10,784
Energy-Alternate Sources - 17.48%
2,000	China Sunergy Co. Ltd. ADR *	8,820
2,000	JA Solar Holdings Co. Ltd. ADR *	13,800
100	LDK Solar Co. ADR *	1,251
1,300	ReneSola Ltd. ADR *	13,741
1,000	Solarfun Power Holdings Co. Ltd. ADR *	8,480
300	SunPower Corp. Class A *	4,032
1100	Suntech Power Holdings Co. Ltd. ADR *	9,339
		59,463
Engines & Turbines - 4.36%
13,000	Capstone Turbine Corp. *	14,820

Gas & Other Services Combined - 2.09%
600	Clean Energy Fuels, Corp. *	7,122

Industrial Organic Chemicals - 0.44%
500	Verenium Corp. *	1,500

Internet Software - 0.22%
200	RealNetworks, Inc. *	752

Medical-Biomed/Genetics - 1.39%
1,000	Sinovac Biotech Ltd. *	4,640
8	Vivus, Inc. *	72
		4,712
Medicinal Chemicals & Botanical Products - 0.81%
300	Savient Pharmaceuticals, Inc. *	2,769

Miscellaneous Electrical Machinery, Equipment & Supplies - 3.69%
1,000	A123 Systems, Inc. *	9,060
2,000	FuelCell Energy, Inc. *	3,500
		12,560
Miscellaneous Manufacturing Industries - 1.56%
2,000	China Gengsheng Minerals, Inc. *	5,320

Miscellaneous Metal Ores - 4.79%
4,000	Qiao Xing Universal Resources, Inc. *	9,800
300	Stillwater Mining Co. *	6,504
		16,304
Pharmaceutical Preparations - 1.74%
3,000	Zalicus, Inc. *	5,910

Photographic Equipment & Supplies - 2.58%
1,000	Eastman Kodak Co. *	3,660
200	Imax Corp. *	5,118
		8,778
Plastics Products, NEC - 2.47%
1,100	Entegris, Inc. *	8,415

Primary Smelting & Refining of Nonferrous Metals - 2.54%
6,000	China Direct Industries, Inc. *	8,640

Radio & TV Broadcasting & Communications Equipment - 3.33%
100	Qualcomm, Inc.	5,413
200	Youku.com, Inc. ADR *	5,926
		11,339
Radio Broadcasting Stations - 6.17%
13,000	Sirius XM Radio, Inc. *	20,995

Retail-Apparel & Accessory Stores - 1.37%
200	Zumiez, Inc. *	4,644

Retail-Grocery Stores - 1.52%
100	Whole Foods Market, Inc.	5,171

Security Brokers, Dealers & Flotation Companies - 0.00%
58	Dias Holding, Inc. *	0

Semiconductors & Related Devices - 1.98%
500	RF Micro Devices, Inc. *	3,360
500	Smart Modular Technologies, Inc. *	3,380
		6,740
Services-Engineering Services - 0.51%
300	A-Power Energy Generation Systems, Ltd. *	1,734

Services-Personal Services - 1.22%
100	Coinstar, Inc. *	4,139

Services - Prepackaged Software - 2.15%
100	Adobe Systems, Inc. *	3,305
2,000	Netsol Technologies, Inc. *	4,020
		7,325
Services-Video Tape Rental - 4.41%
70	Netflix, Inc. *	14,985

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.97%
2,000	China Precision Steel, Inc. *	3,280

Surgical & Medical Instruments & Apparatus - 2.05%
1,000	Boston Scientific Corp. *	6,980

Telecommunication Equipment - 0.30%
2,000	Nortel Networks Corp. *	34
400	Zhone Technologies, Inc. *	996
		1,030
Telephone & Telegraph Apparatus - 0.65%
100	Ciena Corp. *	2,203

Telephone Communications (No Radio Telephone) - 0.97%
1,000	Vonage Holdings Corp. *	3,280

Unclassified - 0.02%
10,000	CityView Corp. Ltd. *	60
9,000	Diamond Hitts Production, Inc. *	1
27	Learning Priority, Inc. *	0
200	TPC Liquidation, Inc. *	0
170	VPGI Corp. *	9
		70

TOTAL FOR COMMON STOCK (Cost $481,703) - 98.07%	$ 333,551

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 1.93%	6,561

NET ASSETS - 100.00%	$ 340,112

* Non-income producing security during the period.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

THE APEX MID CAP GROWTH FUND
Statement of Assets and Liabilities For the Six Months Ended January 31, 2011 (Unaudited)

Assets:
Cash	$ 15,684
Investment Securities at Value (Identified cost - $481,703)	333,551
Securities Sold	12,226
Prepaid Expenses	858
Total Assets		$ 362,319
Liabilities:
Accrued Expenses	7,312
Securities Purchased	14,895
Total Liabilities		$ 22,207

Net Assets (Equivalent to $1.69 per share based on 201,519 shares outstanding)		$ 340,112

Composition of Net Assets:
Paid In Capital	$ 3,139,507
Accumulated Undistributed Net Investment Loss	(10,915)
Accumulated Realized Loss on Investments	(2,640,328)
Unrealized Depreciation in Value of Investments	(148,152)
Net Assets	$ 340,112

Statement of Operations For the Six Months Ended January 31, 2011 (Unaudited)

Investment Income:
Dividends		$ 4
Expenses:
Investment Advisor (Note 4)	$ 1,647
Custodian	2,041
Audit	1,865
Legal Expense	332
Transfer Agent	2,576
Trustee Fees	1,585
Printing Expense	225
Insurance	437
Registration Expense	1,444
Fund Administration (Note 4)	331
Distribution Fees 12b-1 (Note 5)	414
Total Expenses		12,897
Expense Reimbursement/waived by Advisor (Note 4)		(1,978)
Net Expenses		10,919

Net Investment Loss		(10,915)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments		44,192
Change in Unrealized Appreciation on Investments		7,003
Net Realized and Unrealized Gain on Investments		51,195
Net Increase in Net Assets Resulting from Operations		$ 40,280

The accompanying notes are an integral part of these financial statements.

THE APEX MID CAP GROWTH FUND
Statement of Changes in Net Assets For Each Period

	(Unaudited)
	For the six months	For the year
	ended	ended
	January 31, 2011	July 31, 2010
Increase (Decrease) in Net Assets
Net Investment Loss	$ (10,915)	$ (15,824)
Net Realized Gain on Investments	44,192	90,062
Net Unrealized Appreciation (Depreciation) of investments	7,003	(16,875)
Net Increase in Net Assets Resulting from Operations	40,280	57,363

Capital Share Transactions:
Shares Sold	2,500	14,200
Cost of Shares Redeemed	(6,874)	(13,330)
Increase (Decrease) in Net Assets Due to Capital Share Transactions	(4,374)	870

Net Increase in Net Assets	35,906	58,233
Net Assets at Beginning of Period	304,206	245,973
Net Assets at End of Period	$ 340,112	$ 304,206

Financial Highlights For a Share Outstanding Throughout Each Period

	(Unaudited)
	For the six		For the year	For the year	For the year	For the year	For the year
	months ended		ended	ended	ended	ended	ended
	January 31, 2011		July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007	July 31, 2006
Net Asset Value -
Beginning of Period	$ 1.49		$ 1.20	$ 1.33	$ 1.50	$ 1.28	$ 1.37
Net Investment Loss (a)	(0.05)		(0.08)	(0.08)	(0.10)	(0.11)	(0.10)
Net Gains or Losses on Securities (realized and unrealized)	0.25		0.37	(0.05)	(0.07)	0.33	0.01
Total from Investment Operations	0.20		0.29	(0.13)	(0.17)	0.22	(0.09)

Distributions (From Net Investment Income)	0.00		0.00	0.00	0.00	0.00	0.00
Distributions (From Capital Gains)	0.00		0.00	0.00	0.00	0.00	0.00
Total Distributions	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value -
End of Period	$ 1.69		$ 1.49	$ 1.20	$ 1.33	$ 1.50	$ 1.28

Total Return (b)	13.42%		24.17%	(9.77)%	(11.33)%	17.19%	(6.57)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	340		304	246	283	325	295

Ratio of Expenses to Average Net Assets	6.62%	(c)	5.23%	10.92%	8.39%	8.69%	7.96%
Ratio of Net Income to Average Net Assets	(6.62)%	(c)	(5.10)%	(6.24)%	(8.21)%	(7.25)%	(6.76)%

Reimbursements/Waivers on Above - Ratios	1.20%	(c)	1.20%	1.24%	1.20%	1.20%	1.20%

Portfolio Turnover Rate	97.48%		153.31%	433.04%	320.00%	177.92%	338.70%

(a) Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Annualized

The accompanying notes are an integral part of these financial statements.

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED)

1.

SIGNIFICANT ACCOUNTING POLICIES

Bhirud Funds Inc. (the "Fund") is a diversified open-end management investment company currently consisting of The Apex Mid Cap Growth Fund portfolio (the "Portfolio").  The Fund was incorporated in Maryland on May 27, 1992. Prior to November 4, 1992 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of stock on August 4, 1992 at a cost of $100,000 to Thomas James MidCap Partners representing the initial capital.

Codification

The Financial Accounting Standards Board (FASB) has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles in the United States of America (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the six months ended January 31, 2011.

SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price, and generally classified as a Level 1 investment.  Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment.  If there are no sales reported the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED)

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2011:

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 333,551	-	-	$ 333,551
Total	$ 333,551	-	-	$ 333,551

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended January 31, 2011.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method.  Interest income (including amortization of premium and discount, when appropriate) is recorded as earned.  Dividend income and dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2008-2010, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period ended January 31, 2011, Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.

CAPITAL STOCK TRANSACTIONS

The Articles of Incorporation, dated May 27, 1992, permit the Fund to issue twenty billion shares (par value $0.001).  Transactions in shares of common stock for six months ended January 31, 2011 and year ended July 31, 2010 were as follows:

	For the Six Months Ended January 31, 2011		For the Year Ended July 31, 2010
	Shares	Amount	Shares	Amount

Shares Sold	1,543	$2,500	8,961	$14,200
Shares Issued in Reinvestment of Dividends	0	0	0	0
Shares Redeemed	(4,337)	(6,874)	(9,250)	(13,330)
Net	(2,794)	$ (4,374)	(289)	$ 870

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED)

3.

INVESTMENTS

Purchases and sales of securities for the six months ended January 31, 2011 other than short-term securities, aggregated $300,566 and $313,928, respectively.

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$44,046	$(192,198)	$(148,152)

4.

INVESTMENT ADVISORY CONTRACT

The Fund employs Bhirud Associates, Incorporated (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including Officers required for its administrative management, and to pay the compensation of all Officers and Directors of the Fund who are affiliated with the Advisor.  As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% of the first $250 million of the average net assets of the Portfolio; 0.75% of the average net assets of the Portfolio between $250 and $500 million; and 0.65% of the average net assets of the Portfolio over $500 million. The Advisor has voluntarily agreed to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. During the six months ended January 31, 2011 the Advisor elected to defer the payment of Advisory fees payable in the amount of $1,647. The Advisor has voluntarily agreed to waive these fees, considering the small assets of the Fund. The Advisory and Administrative Services Contracts provide that if, in any fiscal year, the aggregate expenses of a Fund, excluding interest, taxes, brokerage and extraordinary expenses, but including the Advisory and Administrative Services fees, exceed the expense limitation of any state in which the Corporation is registered for sale, the Funds may deduct from fees paid to the Advisor and Administrator their proportionate share of such excess expenses to the extent of the fees payable. As a result of the passage of the National Securities Markets Improvement Act of 1996, all state expenses limitations have been eliminated at this time.

The Fund retained Bhirud Associates, Inc. ("BAI") to act as Administrator for the Fund from November 1, 1994. BAI provided administrative services for the Fund. During the six months ended January 31, 2011 the Advisor elected to waive the payment of Administrative service fees payable in the amount of $331.

From December 1, 1996, the U.S. Bank N.A. has been providing custodian services and from February 1st, 1998, fund accounting and transfer agency functions are provided by Mutual Shareholders Services LLC.

5.

DISTRIBUTION PLAN

The Fund's Board of Directors has adopted a distribution plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 there under.  The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.25% per annum of the Portfolio's average daily net assets. For the six months ended January 31, 2011, the Fund has incurred distribution costs of $414 payable to Bhirud Associates, Inc.

6.

TRANSACTIONS WITH AFFILIATES

During the six months ended January 31, 2011, the Fund paid $4,256, brokerage commissions to Bhirud Associates, Inc.

7.

CONTROL & OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the funds under Section 2(a)(9) of the Investment Company Act of 1940.  As of January 31, 2011, Suresh Bhirud, in aggregate, owned approximately 64.15% of the shares of the Fund.

8.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU 2010-06 will have on the Funds’ financial statement disclosures.

THE APEX MID CAP GROWTH FUND

EXPENSE ILLUSTRATION

JANUARY 31, 2011 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 through January 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	August 1, 2010	January 31, 2011	August 1, 2010 to January 31, 2011
Actual (13.42% return)**	$1,000.00	$1,134.23	$35.61
Hypothetical ***	$1,000.00	$991.83	$33.24

*    Expenses are equal to the Fund’s annualized expense ratio of 6.62%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**  Returns are with expenses and not annualized

***Assumes a 5% annual return before expenses.

THE APEX MID CAP GROWTH FUND

ADDITIONAL INFORMATION

JANUARY 31, 2011 (UNAUDITED)

Additional Information

The Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877) 593-8637 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

A description of the Company's proxy voting policies and procedures relating to the holdings of the Fund is available, without charge and upon request, by calling 1-877-593-8637, on the Mutual Shareholder Services, LLC website at www.mutualss.com and on the SEC's website at www.sec.gov.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on October 31 and April 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (877) 593-8637.

Board of Trustees

Suresh L. Bhirud

Timothy M. Fenton

M. John Sterba Jr.

Investment Adviser

Bhirud Associates

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

VB&T CPA, PLLC

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Bhirud Funds Inc.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2.  Code of Ethics.

Not applicable to Semi-Annual Reports for the period

ended January 31, 2011.

Item 3.  Audit Committee Financial Expert.

Not applicable to Semi-Annual Reports for the period

ended January 31, 2011.

Item 4.  Principal Accountant Fees and Services

Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedure by which shareholders may recommend nominees to the Fund's Board of Trustees.

Item 10.  Controls and Procedures.

(a)  Based on an evaluation of the registrant's disclosure controls and procedures as of 1/31/2011 [within 90 days of filing date of this

Form N-CSR], the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded,

processed, summarized, and reported on a timely basis.

(b)  There were no significant changes in the

registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) (1)   Not applicable.

(a) (2)   Certification pursuant to Rule 30a-2(a) under the Investment

          Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a) (3)   Not applicable.

(b)       Certification pursuant to Rule 30a-2(b) under the Investment

          Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

                           SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of

1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                           Bhirud Funds Inc.

By /s/Suresh L. Bhirud

     Suresh L. Bhirud

     President and Treasurer

Date April 6, 2011